Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

4. Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets were as follows:

	December 31,
	2025	2024
Sales tax receivable	$92,547	$82,924
Government grants receivable	—	45,991
Prepaid software costs	490,907	15,462
Prepaid insurance	1,007,243	—
Other prepaid expenses	178,567	125,714
Total	$1,769,264	$270,091